Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000055529 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan USD Emerging Markets Bond ETF
Class Name	iShares J.P. Morgan USD Emerging Markets Bond ETF
Trading Symbol	EMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan USD Emerging Markets Bond ETF	$20	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 14,383,718,249
Holdings Count | Holding	680
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,383,718,249
Number of Portfolio Holdings	680
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	7.7%
A	10.4%
Baa	36.9%
Ba	20.0%
B	9.2%
Caa	11.1%
Ca	1.6%
Not Rated	3.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Saudi Arabia	6.3%
Mexico	6.3%
Turkey	4.8%
Indonesia	4.4%
Brazil	3.9%
Poland	3.6%
Chile	3.5%
Philippines	3.4%
Dominican Republic	3.4%
Hungary	3.4%
Other#	57.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000069477 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Treasury Bond ETF
Class Name	iShares International Treasury Bond ETF
Trading Symbol	IGOV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Treasury Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Treasury Bond ETF	$17	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[2]
Net Assets	$ 1,153,112,154
Holdings Count | Holding	959
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,153,112,154
Number of Portfolio Holdings	959
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	29.3%
Aa	32.0%
A	24.4%
Baa	11.6%
Not Rated	2.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	11.4%
France	8.8%
Italy	7.9%
Germany	6.9%
United Kingdom	6.8%
Spain	5.3%
Netherlands	4.6%
Australia	4.6%
Canada	4.6%
Austria	4.6%
Other#	34.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000069478 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 1-3 Year International Treasury Bond ETF
Class Name	iShares 1-3 Year International Treasury Bond ETF
Trading Symbol	ISHG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 1-3 Year International Treasury Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year International Treasury Bond ETF	$18	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[3]
Net Assets	$ 891,988,241
Holdings Count | Holding	184
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$891,988,241
Number of Portfolio Holdings	184
Portfolio Turnover Rate	42%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	32.1%
Aa	30.8%
A	23.0%
Baa	13.0%
Not Rated	1.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
France	10.3%
Germany	9.0%
Japan	8.6%
Italy	8.4%
Spain	5.7%
United Kingdom	5.1%
Netherlands	4.6%
Canada	4.6%
Israel	4.6%
Belgium	4.6%
Other#	34.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000102031 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Floating Rate Bond ETF
Class Name	iShares Floating Rate Bond ETF
Trading Symbol	FLOT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Floating Rate Bond ETF	$8	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[4]
Net Assets	$ 9,280,364,725
Holdings Count | Holding	531
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,280,364,725
Number of Portfolio Holdings	531
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	23.0%
Aa	25.5%
A	43.9%
Baa	6.3%
Ba	0.3%
Not Rated	1.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	25.2%
1-5 Years	74.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000110079 [Member]
Shareholder Report [Line Items]
Fund Name	iShares CMBS ETF
Class Name	iShares CMBS ETF
Trading Symbol	CMBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares CMBS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares CMBS ETF	$12	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[5]
Net Assets	$ 480,564,040
Holdings Count | Holding	475
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$480,564,040
Number of Portfolio Holdings	475
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	49.4%
Aa	24.6%
A	0.4%
Not Rated	25.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.2%
1-5 Years	31.8%
5-10 Years	20.0%
10-15 Years	0.2%
15-20 Years	0.2%
20-25 Years	4.5%
25-30 Years	21.1%
30-35 Years	16.7%
35-40 Years	4.8%
More than 40 Years	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000110080 [Member]
Shareholder Report [Line Items]
Fund Name	iShares GNMA Bond ETF
Class Name	iShares GNMA Bond ETF
Trading Symbol	GNMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares GNMA Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GNMA Bond ETF	$5	0.09%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[6]
Net Assets	$ 414,286,760
Holdings Count | Holding	341
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$414,286,760
Number of Portfolio Holdings	341
Portfolio Turnover Rate	133%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	1.4%
10-15 Years	0.1%
15-20 Years	5.2%
20-25 Years	22.8%
25-30 Years	62.8%
30-35 Years	7.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Government National Mortgage Association, 2.00%, 02/20/51	3.0%
Government National Mortgage Association, 5.50%, 10/20/55	2.2%
Government National Mortgage Association, 2.00%, 12/20/51	2.2%
Government National Mortgage Association, 5.00%, 05/20/53	1.9%
Government National Mortgage Association, 5.00%, 05/20/56	1.9%
Government National Mortgage Association, 5.00%, 11/20/54	1.9%
Government National Mortgage Association, 5.50%, 04/20/53	1.9%
Government National Mortgage Association, 2.50%, 07/20/51	1.8%
Government National Mortgage Association, 2.00%, 02/20/52	1.8%
Government National Mortgage Association, 4.50%, 05/20/56	1.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Government National Mortgage Association, 2.00%, 02/20/51	3.0%
Government National Mortgage Association, 5.50%, 10/20/55	2.2%
Government National Mortgage Association, 2.00%, 12/20/51	2.2%
Government National Mortgage Association, 5.00%, 05/20/53	1.9%
Government National Mortgage Association, 5.00%, 05/20/56	1.9%
Government National Mortgage Association, 5.00%, 11/20/54	1.9%
Government National Mortgage Association, 5.50%, 04/20/53	1.9%
Government National Mortgage Association, 2.50%, 07/20/51	1.8%
Government National Mortgage Association, 2.00%, 02/20/52	1.8%
Government National Mortgage Association, 4.50%, 05/20/56	1.7%
(a)	Excludes money market funds.

C000110081 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Aaa - A Rated Corporate Bond ETF
Class Name	iShares Aaa - A Rated Corporate Bond ETF
Trading Symbol	QLTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Aaa - A Rated Corporate Bond ETF	$7	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[7]
Net Assets	$ 1,534,462,338
Holdings Count | Holding	3,422
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,534,462,338
Number of Portfolio Holdings	3,422
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	36.3%
5-10 Years	29.7%
10-15 Years	7.7%
15-20 Years	6.8%
More than 20 Years	19.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Broadcom, Inc., 4.90%, 07/15/32	0.4%
Broadcom, Inc., 4.80%, 10/15/34	0.3%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	0.2%
Broadcom, Inc., 3.14%, 11/15/35	0.2%
Meta Platforms, Inc., 5.63%, 11/15/55	0.2%
Meta Platforms, Inc., 4.88%, 11/15/35	0.2%
Amazon.com, Inc., 5.80%, 03/13/56	0.2%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/53	0.2%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	0.2%
AbbVie, Inc., 3.20%, 11/21/29	0.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Broadcom, Inc., 4.90%, 07/15/32	0.4%
Broadcom, Inc., 4.80%, 10/15/34	0.3%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	0.2%
Broadcom, Inc., 3.14%, 11/15/35	0.2%
Meta Platforms, Inc., 5.63%, 11/15/55	0.2%
Meta Platforms, Inc., 4.88%, 11/15/35	0.2%
Amazon.com, Inc., 5.80%, 03/13/56	0.2%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/53	0.2%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	0.2%
AbbVie, Inc., 3.20%, 11/21/29	0.2%
(a)	Excludes money market funds.

C000119711 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core 1-5 Year USD Bond ETF
Class Name	iShares Core 1-5 Year USD Bond ETF
Trading Symbol	ISTB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core 1-5 Year USD Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 1-5 Year USD Bond ETF	$3	0.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[8]
Net Assets	$ 4,747,055,108
Holdings Count | Holding	7,032
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,747,055,108
Number of Portfolio Holdings	7,032
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	7.5%
Aa	57.8%
A	12.4%
Baa	11.6%
Ba	3.8%
B	2.8%
Caa	1.0%
Ca	0.1%
C	0.0	%(b)
Not Rated	3.0%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	55.9%
Corporate Bonds & Notes	34.9%
Foreign Government Obligations	6.6%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	0.7%
Municipal Debt Obligations	0.1%
Floating Rate Loan Interests	0.0	%(b)
Common Stocks	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000131291 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 0-5 Year High Yield Corporate Bond ETF
Class Name	iShares 0-5 Year High Yield Corporate Bond ETF
Trading Symbol	SHYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year High Yield Corporate Bond ETF	$15	0.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[9]
Net Assets	$ 7,563,122,254
Holdings Count | Holding	1,163
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,563,122,254
Number of Portfolio Holdings	1,163
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.0%
Ba	42.9%
B	40.8%
Caa	11.9%
Ca	0.4%
Not Rated	3.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	4.6%
1-2 Years	12.3%
2-3 Years	26.2%
3-4 Years	29.7%
4-5 Years	26.5%
5-6 Years	0.5%
6-7 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000131292 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 0-5 Year Investment Grade Corporate Bond ETF
Class Name	iShares 0-5 Year Investment Grade Corporate Bond ETF
Trading Symbol	SLQD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year Investment Grade Corporate Bond ETF	$3	0.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[10]
Net Assets	$ 2,311,808,136
Holdings Count | Holding	2,994
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,311,808,136
Number of Portfolio Holdings	2,994
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.5%
Aa	8.5%
A	47.7%
Baa	39.5%
Ba	1.6%
Not Rated	1.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	16.7%
1-5 Years	83.0%
5-10 Years	0.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000137225 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Treasury Floating Rate Bond ETF
Class Name	iShares Treasury Floating Rate Bond ETF
Trading Symbol	TFLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Treasury Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Treasury Floating Rate Bond ETF	$8	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[11]
Net Assets	$ 6,698,965,241
Holdings Count | Holding	9
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,698,965,241
Number of Portfolio Holdings	9
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	54.7%
1-2 Years	45.3%
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Notes, 3.85%, 10/31/26	14.4%
U.S. Treasury Notes, 3.83%, 10/31/27	14.1%
U.S. Treasury Notes, 3.80%, 04/30/27	13.6%
U.S. Treasury Notes, 3.74%, 01/31/27	13.5%
U.S. Treasury Notes, 3.83%, 07/31/26	13.2%
U.S. Treasury Notes, 3.74%, 01/31/28	13.0%
U.S. Treasury Notes, 3.80%, 07/31/27	12.9%
U.S. Treasury Notes, 3.75%, 04/30/28	5.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Notes, 3.85%, 10/31/26	14.4%
U.S. Treasury Notes, 3.83%, 10/31/27	14.1%
U.S. Treasury Notes, 3.80%, 04/30/27	13.6%
U.S. Treasury Notes, 3.74%, 01/31/27	13.5%
U.S. Treasury Notes, 3.83%, 07/31/26	13.2%
U.S. Treasury Notes, 3.74%, 01/31/28	13.0%
U.S. Treasury Notes, 3.80%, 07/31/27	12.9%
U.S. Treasury Notes, 3.75%, 04/30/28	5.3%
(a)	Excludes money market funds.

C000153287 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Convertible Bond ETF
Class Name	iShares Convertible Bond ETF
Trading Symbol	ICVT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Convertible Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Convertible Bond ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[12]
Net Assets	$ 6,077,567,973
Holdings Count | Holding	354
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,077,567,973
Number of Portfolio Holdings	354
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	3.9%
1-5 Years	74.6%
5-10 Years	20.7%
More than 20 Years	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Western Digital Corp., 3.00%, 11/15/28	5.5%
Alibaba Group Holding Ltd., 0.50%, 06/01/31	2.2%
Lumentum Holdings, Inc., 0.38%, 03/15/32	1.8%
Lumentum Holdings, Inc., 0.50%, 06/15/28	1.7%
CoreWeave, Inc., 1.75%, 10/01/32	1.4%
Bloom Energy Corp. , 11/15/30	1.3%
CoreWeave, Inc., 1.75%, 12/01/31	1.0%
Seagate HDD Cayman, 3.50%, 06/01/28	0.9%
GameStop Corp. , 06/15/32	0.9%
Nebius Group NV, 1.25%, 03/15/31	0.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Western Digital Corp., 3.00%, 11/15/28	5.5%
Alibaba Group Holding Ltd., 0.50%, 06/01/31	2.2%
Lumentum Holdings, Inc., 0.38%, 03/15/32	1.8%
Lumentum Holdings, Inc., 0.50%, 06/15/28	1.7%
CoreWeave, Inc., 1.75%, 10/01/32	1.4%
Bloom Energy Corp. , 11/15/30	1.3%
CoreWeave, Inc., 1.75%, 12/01/31	1.0%
Seagate HDD Cayman, 3.50%, 06/01/28	0.9%
GameStop Corp. , 06/15/32	0.9%
Nebius Group NV, 1.25%, 03/15/31	0.9%
(a)	Excludes money market funds.

C000161648 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core International Aggregate Bond ETF
Class Name	iShares Core International Aggregate Bond ETF
Trading Symbol	IAGG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core International Aggregate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core International Aggregate Bond ETF	$3	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[13]
Net Assets	$ 13,337,487,586
Holdings Count | Holding	8,168
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,337,487,586
Number of Portfolio Holdings	8,168
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Foreign Government Obligations	81.3%
Corporate Bonds & Notes	18.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	18.3%
Japan	11.1%
France	9.5%
Germany	8.6%
United Kingdom	7.1%
Canada	6.1%
Italy	5.6%
Spain	4.2%
Supranational	3.9%
Australia	3.1%
Other#	22.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000170245 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced High Yield Corporate Bond ETF
Class Name	iShares ESG Advanced High Yield Corporate Bond ETF
Trading Symbol	HYXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Advanced High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced High Yield Corporate Bond ETF	$18	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[14]
Net Assets	$ 196,196,915
Holdings Count | Holding	605
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$196,196,915
Number of Portfolio Holdings	605
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	4.0%
Ba	59.7%
B	30.1%
Caa	4.0%
Ca	0.1%
Not Rated	2.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-5 Years	56.2%
5-10 Years	38.8%
10-15 Years	0.7%
15-20 Years	0.7%
More than 20 Years	3.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000170247 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Fallen Angels USD Bond ETF
Class Name	iShares Fallen Angels USD Bond ETF
Trading Symbol	FALN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Fallen Angels USD Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Fallen Angels USD Bond ETF	$13	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[15]
Net Assets	$ 1,822,229,007
Holdings Count | Holding	162
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,822,229,007
Number of Portfolio Holdings	162
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	8.3%
Ba	66.4%
B	11.8%
Caa	6.8%
Ca	1.0%
Not Rated	5.7%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.7%
1-5 Years	46.5%
5-10 Years	20.6%
10-15 Years	11.2%
15-20 Years	10.4%
More than 20 Years	10.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000173141 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2026 Term Corporate ETF
Class Name	iShares iBonds Dec 2026 Term Corporate ETF
Trading Symbol	IBDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[16]
Net Assets	$ 3,629,879,737
Holdings Count | Holding	375
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,629,879,737
Number of Portfolio Holdings	375
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.4%
Aa	12.9%
A	39.8%
Baa	32.4%
Ba	1.8%
Not Rated	2.1%
Short-Term and Other Assets	8.6%
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie, Inc., 2.95%, 11/21/26	1.1%
Microsoft Corp., 2.40%, 08/08/26	1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	1.0%
Morgan Stanley, 3.13%, 07/27/26	0.9%
Citigroup, Inc., 3.20%, 10/21/26	0.9%
Wells Fargo & Co., 3.00%, 10/23/26	0.8%
Oracle Corp., 2.65%, 07/15/26	0.8%
JPMorgan Chase & Co., 2.95%, 10/01/26	0.8%
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	0.8%
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie, Inc., 2.95%, 11/21/26	1.1%
Microsoft Corp., 2.40%, 08/08/26	1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	1.0%
Morgan Stanley, 3.13%, 07/27/26	0.9%
Citigroup, Inc., 3.20%, 10/21/26	0.9%
Wells Fargo & Co., 3.00%, 10/23/26	0.8%
Oracle Corp., 2.65%, 07/15/26	0.8%
JPMorgan Chase & Co., 2.95%, 10/01/26	0.8%
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	0.8%
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	0.7%
(a)Excludes money market funds.
C000191091 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2027 Term Corporate ETF
Class Name	iShares iBonds Dec 2027 Term Corporate ETF
Trading Symbol	IBDS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[17]
Net Assets	$ 3,787,466,585
Holdings Count | Holding	669
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,787,466,585
Number of Portfolio Holdings	669
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	3.3%
Aa	8.9%
A	38.8%
Baa	44.2%
Ba	1.8%
Not Rated	1.6%
Short-Term and Other Assets	1.4%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA, Inc., 3.75%, 04/15/27	0.7%
Microsoft Corp., 3.30%, 02/06/27	0.7%
Citigroup, Inc., 4.45%, 09/29/27	0.7%
Amazon.com, Inc., 3.15%, 08/22/27	0.6%
Morgan Stanley, 3.63%, 01/20/27	0.5%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/27	0.5%
Oracle Corp., 3.25%, 11/15/27	0.5%
Meta Platforms, Inc., 3.50%, 08/15/27	0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	0.5%
Wells Fargo & Co., 4.30%, 07/22/27	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA, Inc., 3.75%, 04/15/27	0.7%
Microsoft Corp., 3.30%, 02/06/27	0.7%
Citigroup, Inc., 4.45%, 09/29/27	0.7%
Amazon.com, Inc., 3.15%, 08/22/27	0.6%
Morgan Stanley, 3.63%, 01/20/27	0.5%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/27	0.5%
Oracle Corp., 3.25%, 11/15/27	0.5%
Meta Platforms, Inc., 3.50%, 08/15/27	0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	0.5%
Wells Fargo & Co., 4.30%, 07/22/27	0.5%
(a)Excludes money market funds.
C000194633 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Broad USD High Yield Corporate Bond ETF
Class Name	iShares Broad USD High Yield Corporate Bond ETF
Trading Symbol	USHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD High Yield Corporate Bond ETF	$4	0.08%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[18]
Net Assets	$ 26,379,554,897
Holdings Count | Holding	1,890
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$26,379,554,897
Number of Portfolio Holdings	1,890
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	2.0%
Ba	45.2%
B	39.7%
Caa	10.4%
Ca	0.5%
Not Rated	2.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.3%
1-5 Years	58.9%
5-10 Years	36.5%
10-15 Years	0.7%
15-20 Years	0.7%
More than 20 Years	2.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000196720 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Systematic Bond ETF
Class Name	iShares Systematic Bond ETF
Trading Symbol	SYSB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Systematic Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Systematic Bond ETF	$12	0.24%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[19]
Net Assets	$ 1,020,628,447
Holdings Count | Holding	855
Investment Company Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,020,628,447
Number of Portfolio Holdings	855
Portfolio Turnover Rate	140%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	18.4%
Aa	33.7%
A	6.4%
Baa	22.9%
Ba	7.8%
B	9.0%
Caa	1.1%
Ca	0.1%
Not Rated	0.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	30.5%
5-10 Years	32.3%
10-15 Years	4.6%
15-20 Years	4.2%
More than 20 Years	28.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000204503 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2028 Term Corporate ETF
Class Name	iShares iBonds Dec 2028 Term Corporate ETF
Trading Symbol	IBDT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[20]
Net Assets	$ 3,834,628,609
Holdings Count | Holding	722
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,834,628,609
Number of Portfolio Holdings	722
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.4%
Aa	8.2%
A	36.7%
Baa	48.8%
Ba	1.6%
Not Rated	1.6%
Short-Term and Other Assets	1.7%
Ten largest holdings
Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	0.9%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/28	0.7%
Amgen, Inc., 5.15%, 03/02/28	0.7%
Cigna Group (The), 4.38%, 10/15/28	0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	0.6%
Salesforce, Inc., 4.50%, 03/15/28	0.5%
RTX Corp., 4.13%, 11/16/28	0.5%
Morgan Stanley, 3.59%, 07/22/28	0.5%
Comcast Corp., 4.15%, 10/15/28	0.5%
Verizon Communications, Inc., 4.33%, 09/21/28	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	0.9%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/28	0.7%
Amgen, Inc., 5.15%, 03/02/28	0.7%
Cigna Group (The), 4.38%, 10/15/28	0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	0.6%
Salesforce, Inc., 4.50%, 03/15/28	0.5%
RTX Corp., 4.13%, 11/16/28	0.5%
Morgan Stanley, 3.59%, 07/22/28	0.5%
Comcast Corp., 4.15%, 10/15/28	0.5%
Verizon Communications, Inc., 4.33%, 09/21/28	0.5%
(a)Excludes money market funds.
C000204721 [Member]
Shareholder Report [Line Items]
Fund Name	iShares BB Rated Corporate Bond ETF
Class Name	iShares BB Rated Corporate Bond ETF
Trading Symbol	HYBB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares BB Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BB Rated Corporate Bond ETF	$13	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[21]
Net Assets	$ 423,644,186
Holdings Count | Holding	1,067
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$423,644,186
Number of Portfolio Holdings	1,067
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-5 Years	53.9%
5-10 Years	38.8%
10-15 Years	1.0%
15-20 Years	1.1%
More than 20 Years	5.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Meridian Arc Holdco LLC, 6.25%, 04/30/31	0.7%
Quikrete Holdings, Inc., 6.38%, 03/01/32	0.5%
Cloud Software Group, Inc., 6.50%, 03/31/29	0.5%
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31	0.4%
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32	0.4%
WULF Compute LLC, 7.75%, 10/15/30	0.4%
Nexstar Media, Inc., 6.50%, 09/15/33	0.4%
Venture Global LNG, Inc., 9.50%, 02/01/29	0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.4%
Centene Corp., 4.63%, 12/15/29	0.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Meridian Arc Holdco LLC, 6.25%, 04/30/31	0.7%
Quikrete Holdings, Inc., 6.38%, 03/01/32	0.5%
Cloud Software Group, Inc., 6.50%, 03/31/29	0.5%
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31	0.4%
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32	0.4%
WULF Compute LLC, 7.75%, 10/15/30	0.4%
Nexstar Media, Inc., 6.50%, 09/15/33	0.4%
Venture Global LNG, Inc., 9.50%, 02/01/29	0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.4%
Centene Corp., 4.63%, 12/15/29	0.3%
(a)	Excludes money market funds.

C000205645 [Member]
Shareholder Report [Line Items]
Fund Name	iShares USD Green Bond ETF
Class Name	iShares USD Green Bond ETF
Trading Symbol	BGRN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares USD Green Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares USD Green Bond ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[22]
Net Assets	$ 469,699,330
Holdings Count | Holding	320
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$469,699,330
Number of Portfolio Holdings	320
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	12.7%
Aa	22.3%
A	22.7%
Baa	34.3%
Ba	1.8%
Not Rated	6.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	10.5%
1-5 Years	39.6%
5-10 Years	34.9%
10-15 Years	0.9%
15-20 Years	0.3%
More than 20 Years	13.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000214263 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2029 Term Corporate ETF
Class Name	iShares iBonds Dec 2029 Term Corporate ETF
Trading Symbol	IBDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2029 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[23]
Net Assets	$ 3,730,397,848
Holdings Count | Holding	654
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,730,397,848
Number of Portfolio Holdings	654
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.8%
Aa	6.4%
A	37.2%
Baa	49.4%
Ba	2.5%
Not Rated	1.9%
Short-Term and Other Assets	1.8%
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie, Inc., 3.20%, 11/21/29	1.0%
Salesforce, Inc., 4.65%, 03/15/29	0.7%
Verizon Communications, Inc., 4.02%, 12/03/29	0.7%
International Business Machines Corp., 3.50%, 05/15/29	0.6%
AT&T, Inc., 4.35%, 03/01/29	0.6%
Oracle Corp., 4.55%, 02/04/29	0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29	0.6%
Fiserv, Inc., 3.50%, 07/01/29	0.6%
Amazon.com, Inc., 4.00%, 03/13/29	0.6%
Sumitomo Mitsui Financial Group, Inc., 3.04%, 07/16/29	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie, Inc., 3.20%, 11/21/29	1.0%
Salesforce, Inc., 4.65%, 03/15/29	0.7%
Verizon Communications, Inc., 4.02%, 12/03/29	0.7%
International Business Machines Corp., 3.50%, 05/15/29	0.6%
AT&T, Inc., 4.35%, 03/01/29	0.6%
Oracle Corp., 4.55%, 02/04/29	0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29	0.6%
Fiserv, Inc., 3.50%, 07/01/29	0.6%
Amazon.com, Inc., 4.00%, 03/13/29	0.6%
Sumitomo Mitsui Financial Group, Inc., 3.04%, 07/16/29	0.5%
(a)Excludes money market funds.
C000219751 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2030 Term Corporate ETF
Class Name	iShares iBonds Dec 2030 Term Corporate ETF
Trading Symbol	IBDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2030 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[24]
Net Assets	$ 3,042,003,995
Holdings Count | Holding	730
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,042,003,995
Number of Portfolio Holdings	730
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.4%
Aa	9.6%
A	35.0%
Baa	49.2%
Ba	1.1%
Not Rated	1.7%
Short-Term and Other Assets	2.0%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA, Inc., 3.88%, 04/15/30	1.2%
Boeing Co. (The), 5.15%, 05/01/30	0.8%
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	0.7%
Meta Platforms, Inc., 4.20%, 11/15/30	0.6%
British Telecommunications PLC, 9.63%, 12/15/30	0.6%
Pacific Gas and Electric Co., 4.55%, 07/01/30	0.5%
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/30	0.5%
AT&T, Inc., 4.30%, 02/15/30	0.5%
Oracle Corp., 2.95%, 04/01/30	0.5%
Amgen, Inc., 5.25%, 03/02/30	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA, Inc., 3.88%, 04/15/30	1.2%
Boeing Co. (The), 5.15%, 05/01/30	0.8%
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	0.7%
Meta Platforms, Inc., 4.20%, 11/15/30	0.6%
British Telecommunications PLC, 9.63%, 12/15/30	0.6%
Pacific Gas and Electric Co., 4.55%, 07/01/30	0.5%
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/30	0.5%
AT&T, Inc., 4.30%, 02/15/30	0.5%
Oracle Corp., 2.95%, 04/01/30	0.5%
Amgen, Inc., 5.25%, 03/02/30	0.5%
(a)Excludes money market funds.
C000222633 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2026 Term High Yield and Income ETF
Class Name	iShares iBonds 2026 Term High Yield and Income ETF
Trading Symbol	IBHF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2026 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2026 Term High Yield and Income ETF	$18	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[25]
Net Assets	$ 997,970,626
Holdings Count | Holding	211
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$997,970,626
Number of Portfolio Holdings	211
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
A	0.3%
Baa	27.4%
Ba	41.9%
B	11.2%
Caa	4.8%
Ca	0.5%
Not Rated	5.7%
Short-Term and Other Assets	8.2%
Ten largest holdings
Security(a)	Percent of Net Assets
IQVIA, Inc., 5.00%, 10/15/26	3.4%
FMC Corp., 3.20%, 10/01/26	3.2%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26	2.9%
Buckeye Partners LP, 3.95%, 12/01/26	2.9%
Air Canada, 3.88%, 08/15/26	2.7%
RLJ Lodging Trust, 3.75%, 07/01/26	2.7%
Sirius XM Radio LLC, 3.13%, 09/01/26	2.4%
Block, Inc., 2.75%, 06/01/26	2.4%
Travel and Leisure Co., 6.63%, 07/31/26	2.3%
SLM Corp., 3.13%, 11/02/26	2.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
IQVIA, Inc., 5.00%, 10/15/26	3.4%
FMC Corp., 3.20%, 10/01/26	3.2%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26	2.9%
Buckeye Partners LP, 3.95%, 12/01/26	2.9%
Air Canada, 3.88%, 08/15/26	2.7%
RLJ Lodging Trust, 3.75%, 07/01/26	2.7%
Sirius XM Radio LLC, 3.13%, 09/01/26	2.4%
Block, Inc., 2.75%, 06/01/26	2.4%
Travel and Leisure Co., 6.63%, 07/31/26	2.3%
SLM Corp., 3.13%, 11/02/26	2.2%
(a)Excludes money market funds.
C000228040 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2031 Term Corporate ETF
Class Name	iShares iBonds Dec 2031 Term Corporate ETF
Trading Symbol	IBDW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2031 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[26]
Net Assets	$ 2,348,710,688
Holdings Count | Holding	555
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,348,710,688
Number of Portfolio Holdings	555
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.1%
Aa	6.8%
A	32.4%
Baa	53.6%
Ba	2.4%
Not Rated	3.2%
Short-Term and Other Assets	0.5%
Ten largest holdings
Security(a)	Percent of Net Assets
Amazon.com, Inc., 4.25%, 03/13/31	0.8%
Oracle Corp., 4.95%, 02/04/31	0.8%
Verizon Communications, Inc., 2.55%, 03/21/31	0.8%
Meta Platforms, Inc., 4.55%, 05/15/31	0.8%
Salesforce, Inc., 4.90%, 09/15/31	0.8%
Oracle Corp., 2.88%, 03/25/31	0.7%
Orange SA, 9.00%, 03/01/31	0.7%
Abbott Laboratories, 4.00%, 03/15/31	0.7%
AT&T, Inc., 2.75%, 06/01/31	0.7%
Amazon.com, Inc., 2.10%, 05/12/31	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Amazon.com, Inc., 4.25%, 03/13/31	0.8%
Oracle Corp., 4.95%, 02/04/31	0.8%
Verizon Communications, Inc., 2.55%, 03/21/31	0.8%
Meta Platforms, Inc., 4.55%, 05/15/31	0.8%
Salesforce, Inc., 4.90%, 09/15/31	0.8%
Oracle Corp., 2.88%, 03/25/31	0.7%
Orange SA, 9.00%, 03/01/31	0.7%
Abbott Laboratories, 4.00%, 03/15/31	0.7%
AT&T, Inc., 2.75%, 06/01/31	0.7%
Amazon.com, Inc., 2.10%, 05/12/31	0.7%
(a)Excludes money market funds.
C000228465 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2027 Term High Yield and Income ETF
Class Name	iShares iBonds 2027 Term High Yield and Income ETF
Trading Symbol	IBHG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2027 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2027 Term High Yield and Income ETF	$18	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[27]
Net Assets	$ 434,228,672
Holdings Count | Holding	112
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$434,228,672
Number of Portfolio Holdings	112
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	0.7%
Ba	53.0%
B	29.8%
Caa	9.5%
Not Rated	3.9%
Short-Term and Other Assets	3.1%
Ten largest holdings
Security(a)	Percent of Net Assets
DISH Network Corp., 11.75%, 11/15/27	2.9%
SS&C Technologies, Inc., 5.50%, 09/30/27	2.9%
Nissan Motor Co. Ltd., 4.35%, 09/17/27	2.8%
Rakuten Group, Inc., 11.25%, 02/15/27	2.6%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27	2.4%
Tenet Healthcare Corp., 5.13%, 11/01/27	2.1%
Sirius XM Radio LLC, 5.00%, 08/01/27	1.9%
SBA Communications Corp., 3.88%, 02/15/27	1.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27	1.8%
Centene Corp., 4.25%, 12/15/27	1.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
DISH Network Corp., 11.75%, 11/15/27	2.9%
SS&C Technologies, Inc., 5.50%, 09/30/27	2.9%
Nissan Motor Co. Ltd., 4.35%, 09/17/27	2.8%
Rakuten Group, Inc., 11.25%, 02/15/27	2.6%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27	2.4%
Tenet Healthcare Corp., 5.13%, 11/01/27	2.1%
Sirius XM Radio LLC, 5.00%, 08/01/27	1.9%
SBA Communications Corp., 3.88%, 02/15/27	1.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27	1.8%
Centene Corp., 4.25%, 12/15/27	1.8%
(a)Excludes money market funds.
C000236812 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
Class Name	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
Trading Symbol	TLTW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 20+ Year Treasury Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 10	[28]
Expense Ratio, Percent	0.20%	[28],[29]
Net Assets	$ 1,988,268,427
Holdings Count | Holding	3
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,988,268,427
Number of Portfolio Holdings	3
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.9%
Short-term Investments	0.2%
Options Written	(0.1)%
Other assets less liabilities	(0.0	)%(a)
Maturity allocation (of the underlying fund)(b)
Maturity	Percent of Total Investments(c)
15-20 Years	1.0%
20-25 Years	32.7%
25-30 Years	66.3%
(a)	Rounds to greater than (0.1)%.
(b)	The underlying fund is iShares 20+ Year Treasury Bond ETF.
(c)	Excludes money market funds.

C000236814 [Member]
Shareholder Report [Line Items]
Fund Name	iShares High Yield Corporate Bond BuyWrite Strategy ETF
Class Name	iShares High Yield Corporate Bond BuyWrite Strategy ETF
Trading Symbol	HYGW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares High Yield Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Corporate Bond BuyWrite Strategy ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 10	[30]
Expense Ratio, Percent	0.20%	[30],[31]
Net Assets	$ 108,433,407
Holdings Count | Holding	3
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$108,433,407
Number of Portfolio Holdings	3
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	100.2%
Short-term Investments	0.2%
Options Written	(0.3)%
Other assets less liabilities	(0.1)%
Maturity allocation (of the underlying fund)(a)
Maturity	Percent of Total Investments(b)
0-1 Year	0.3%
1-5 Years	57.7%
5-10 Years	38.8%
10-15 Years	0.3%
More than 20 Years	2.9%
(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)	Excludes money market funds.

C000236816 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
Class Name	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
Trading Symbol	LQDW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 10	[32]
Expense Ratio, Percent	0.20%	[32],[33]
Net Assets	$ 268,961,968
Holdings Count | Holding	3
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$268,961,968
Number of Portfolio Holdings	3
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.9%
Short-term Investments	0.2%
Options Written	(0.1)%
Other assets less liabilities	(0.0	)%(a)
Credit quality allocation (of the underlying fund)(b)
Credit Rating(c)	Percent of Total Investments(d)
Aaa	2.2%
Aa	9.8%
A	47.6%
Baa	37.9%
Ba	1.9%
Not Rated	0.6%
(a)	Rounds to greater than (0.1)%.
(b)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(c)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000237776 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
Class Name	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
Trading Symbol	BEMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares J.P. Morgan Broad USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	$8	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[34]
Net Assets	$ 42,634,959
Holdings Count | Holding	260
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$42,634,959
Number of Portfolio Holdings	260
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	10.1%
A	14.4%
Baa	34.0%
Ba	17.7%
B	7.8%
Caa	8.1%
Ca	0.9%
Not Rated	7.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Saudi Arabia	5.5%
China	5.2%
Mexico	4.9%
Turkey	3.7%
Brazil	3.5%
United Arab Emirates	3.4%
Indonesia	3.4%
Chile	3.3%
India	2.9%
South Korea	2.9%
Other#	61.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000247831 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 BuyWrite ETF
Class Name	iShares Russell 2000 BuyWrite ETF
Trading Symbol	IWMW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 BuyWrite ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 BuyWrite ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 10	[35]
Expense Ratio, Percent	0.20%	[35],[36]
Net Assets	$ 50,834,749
Holdings Count | Holding	3
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$50,834,749
Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	102.2%
Short-term Investments	0.2%
Options Written	(2.4)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Industrials	19.2%
Financials	16.6%
Information Technology	16.4%
Health Care	16.3%
Consumer Discretionary	8.1%
Energy	6.3%
Real Estate	5.2%
Materials	4.7%
Utilities	2.9%
Communication Services	2.6%
Consumer Staples	1.7%
(a)	The underlying fund is iShares Russell 2000 ETF.
(b)	Excludes money market funds.

C000247832 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 BuyWrite ETF
Class Name	iShares S&P 500 BuyWrite ETF
Trading Symbol	IVVW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 BuyWrite ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 BuyWrite ETF	$11(a)	0.22%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 11	[37]
Expense Ratio, Percent	0.22%	[37],[38]
Net Assets	$ 269,988,656
Holdings Count | Holding	3
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$269,988,656
Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	102.2%
Short-term Investments	0.2%
Options Written	(2.4)%
Other assets less liabilities	(0.0	)%(a)
Sector allocation (of the underlying fund)(b)
Sector	Percent of Total Investments(c)
Information Technology	35.0%
Financials	12.0%
Communication Services	11.1%
Consumer Discretionary	10.0%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	4.9%
Energy	3.5%
Utilities	2.4%
Materials	1.9%
Real Estate	1.9%
(a)	Rounds to greater than (0.1)%.
(b)	The underlying fund is iShares Core S&P 500 ETF.
(c)	Excludes money market funds.

C000249959 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2031 Term High Yield and Income ETF
Class Name	iShares iBonds 2031 Term High Yield and Income ETF
Trading Symbol	IBHK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2031 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2031 Term High Yield and Income ETF	$18	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[39]
Net Assets	$ 56,523,391
Holdings Count | Holding	250
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$56,523,391
Number of Portfolio Holdings	250
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	1.0%
Ba	42.8%
B	45.8%
Caa	5.7%
Not Rated	2.7%
Short-Term and Other Assets	2.0%
Ten largest holdings
Security(a)	Percent of Net Assets
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31	1.9%
Panther Escrow Issuer LLC, 7.13%, 06/01/31	1.5%
Meridian Arc Holdco LLC, 6.25%, 04/30/31	1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31	1.3%
Carvana Co., 9.00%, 06/01/31	1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/31	1.2%
UKG, Inc., 6.88%, 02/01/31	1.1%
Venture Global LNG, Inc., 8.38%, 06/01/31	1.1%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31	1.1%
Connect Holding II LLC, 10.50%, 04/03/31	1.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31	1.9%
Panther Escrow Issuer LLC, 7.13%, 06/01/31	1.5%
Meridian Arc Holdco LLC, 6.25%, 04/30/31	1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31	1.3%
Carvana Co., 9.00%, 06/01/31	1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/31	1.2%
UKG, Inc., 6.88%, 02/01/31	1.1%
Venture Global LNG, Inc., 8.38%, 06/01/31	1.1%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31	1.1%
Connect Holding II LLC, 10.50%, 04/03/31	1.1%
(a)Excludes money market funds.
C000249960 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2030 Term Muni Bond ETF
Class Name	iShares iBonds Dec 2030 Term Muni Bond ETF
Trading Symbol	IBMS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2030 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Muni Bond ETF	$9	0.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[40]
Net Assets	$ 282,057,271
Holdings Count | Holding	1,643
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$282,057,271
Number of Portfolio Holdings	1,643
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
S&P Credit Rating*	Percent of Net Assets
AAA	24.1%
AA+	17.7%
AA	19.8%
AA-	13.4%
A+	4.8%
A	3.6%
A-	1.6%
BBB+	0.1%
BBB	0.2%
Not Rated	13.6%
Short-Term and Other Assets	1.1%
Ten largest states
State	Percent of Net Assets
Texas	14.1%
California	11.6%
New York	10.3%
Florida	4.6%
Washington	4.1%
Illinois	3.8%
Ohio	3.0%
Maryland	3.0%
Connecticut	2.7%
North Carolina	2.3%
*
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization.
C000249961 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2034 Term Corporate ETF
Class Name	iShares iBonds Dec 2034 Term Corporate ETF
Trading Symbol	IBDZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2034 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[41]
Net Assets	$ 844,488,526
Holdings Count | Holding	373
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$844,488,526
Number of Portfolio Holdings	373
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.2%
Aa	7.5%
A	32.1%
Baa	55.7%
Ba	1.7%
Not Rated	0.9%
Short-Term and Other Assets	1.9%
Ten largest holdings
Security(a)	Percent of Net Assets
Broadcom, Inc., 3.47%, 04/15/34	1.0%
AbbVie, Inc., 5.05%, 03/15/34	1.0%
AT&T, Inc., 5.40%, 02/15/34	0.9%
Meta Platforms, Inc., 4.75%, 08/15/34	0.8%
Boeing Co. (The), 6.53%, 05/01/34	0.8%
Bristol-Myers Squibb Co., 5.20%, 02/22/34	0.8%
Cisco Systems, Inc., 5.05%, 02/26/34	0.8%
Kroger Co. (The), 5.00%, 09/15/34	0.7%
Citibank N.A., 5.57%, 04/30/34	0.7%
BP Capital Markets America, Inc., 5.23%, 11/17/34	0.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Broadcom, Inc., 3.47%, 04/15/34	1.0%
AbbVie, Inc., 5.05%, 03/15/34	1.0%
AT&T, Inc., 5.40%, 02/15/34	0.9%
Meta Platforms, Inc., 4.75%, 08/15/34	0.8%
Boeing Co. (The), 6.53%, 05/01/34	0.8%
Bristol-Myers Squibb Co., 5.20%, 02/22/34	0.8%
Cisco Systems, Inc., 5.05%, 02/26/34	0.8%
Kroger Co. (The), 5.00%, 09/15/34	0.7%
Citibank N.A., 5.57%, 04/30/34	0.7%
BP Capital Markets America, Inc., 5.23%, 11/17/34	0.6%
(a)Excludes money market funds.
C000249962 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2034 Term TIPS ETF
Class Name	iShares iBonds Oct 2034 Term TIPS ETF
Trading Symbol	IBIK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2034 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2034 Term TIPS ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[42]
Net Assets	$ 83,118,478
Holdings Count | Holding	2
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$83,118,478
Number of Portfolio Holdings	2
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	99.5%
Short-Term and Other Assets	0.5%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Inflation Indexed Bonds, 1.88%, 07/15/34	50.9%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 01/15/34	48.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Inflation Indexed Bonds, 1.88%, 07/15/34	50.9%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 01/15/34	48.6%
(a)Excludes money market funds.
C000250196 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2034 Term Treasury ETF
Class Name	iShares iBonds Dec 2034 Term Treasury ETF
Trading Symbol	IBTP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2034 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Treasury ETF	$3	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[43]
Net Assets	$ 266,483,571
Holdings Count | Holding	4
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$266,483,571
Number of Portfolio Holdings	4
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	98.3%
Short-Term and Other Assets	1.7%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Notes/Bonds, 4.38%, 05/15/34	25.0%
U.S. Treasury Notes/Bonds, 4.25%, 11/15/34	24.8%
U.S. Treasury Notes/Bonds, 4.00%, 02/15/34	24.3%
U.S. Treasury Notes/Bonds, 3.88%, 08/15/34	24.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Notes/Bonds, 4.38%, 05/15/34	25.0%
U.S. Treasury Notes/Bonds, 4.25%, 11/15/34	24.8%
U.S. Treasury Notes/Bonds, 4.00%, 02/15/34	24.3%
U.S. Treasury Notes/Bonds, 3.88%, 08/15/34	24.2%
(a)Excludes money market funds.
C000250197 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2044 Term Treasury ETF
Class Name	iShares iBonds Dec 2044 Term Treasury ETF
Trading Symbol	IBGA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2044 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2044 Term Treasury ETF	$3	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[44]
Net Assets	$ 92,257,287
Holdings Count | Holding	8
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$92,257,287
Number of Portfolio Holdings	8
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	98.1%
Short-Term and Other Assets	1.9%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Notes/Bonds, 4.63%, 05/15/44	16.8%
U.S. Treasury Notes/Bonds, 4.63%, 11/15/44	16.8%
U.S. Treasury Notes/Bonds, 4.50%, 02/15/44	16.5%
U.S. Treasury Notes/Bonds, 4.13%, 08/15/44	15.7%
U.S. Treasury Notes/Bonds, 3.13%, 08/15/44	9.1%
U.S. Treasury Notes/Bonds, 3.63%, 02/15/44	8.2%
U.S. Treasury Notes/Bonds, 3.00%, 11/15/44	7.6%
U.S. Treasury Notes/Bonds, 3.38%, 05/15/44	7.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Notes/Bonds, 4.63%, 05/15/44	16.8%
U.S. Treasury Notes/Bonds, 4.63%, 11/15/44	16.8%
U.S. Treasury Notes/Bonds, 4.50%, 02/15/44	16.5%
U.S. Treasury Notes/Bonds, 4.13%, 08/15/44	15.7%
U.S. Treasury Notes/Bonds, 3.13%, 08/15/44	9.1%
U.S. Treasury Notes/Bonds, 3.63%, 02/15/44	8.2%
U.S. Treasury Notes/Bonds, 3.00%, 11/15/44	7.6%
U.S. Treasury Notes/Bonds, 3.38%, 05/15/44	7.4%
(a)Excludes money market funds.
C000250199 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2054 Term Treasury ETF
Class Name	iShares iBonds Dec 2054 Term Treasury ETF
Trading Symbol	IBGK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2054 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2054 Term Treasury ETF	$3	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[45]
Net Assets	$ 3,471,133
Holdings Count | Holding	4
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,471,133
Number of Portfolio Holdings	4
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	98.0%
Short-Term and Other Assets	2.0%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Notes/Bonds, 4.63%, 05/15/54	25.4%
U.S. Treasury Notes/Bonds, 4.50%, 11/15/54	24.9%
U.S. Treasury Notes/Bonds, 4.25%, 08/15/54	23.9%
U.S. Treasury Notes/Bonds, 4.25%, 02/15/54	23.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Notes/Bonds, 4.63%, 05/15/54	25.4%
U.S. Treasury Notes/Bonds, 4.50%, 11/15/54	24.9%
U.S. Treasury Notes/Bonds, 4.25%, 08/15/54	23.9%
U.S. Treasury Notes/Bonds, 4.25%, 02/15/54	23.8%
(a)Excludes money market funds.
C000265184 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Euro Investment Grade Corporate Bond USD Hedged ETF
Class Name	iShares Euro Investment Grade Corporate Bond USD Hedged ETF
Trading Symbol	EUIG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Euro Investment Grade Corporate Bond USD Hedged ETF (the “Fund”) for the period of November 4, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Euro Investment Grade Corporate Bond USD Hedged ETF	$9(a)	0.18%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 9	[46]
Expense Ratio, Percent	0.18%	[47]
Net Assets	$ 21,919,401
Holdings Count | Holding	211
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$21,919,401
Number of Portfolio Holdings	211
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.5%
Aa	5.7%
A	40.1%
Baa	40.8%
Ba	0.6%
Not Rated	12.3%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	46.3%
5-10 Years	43.2%
10-15 Years	5.5%
15-20 Years	1.9%
More than 20 Years	3.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.

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[46]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[47]	Annualized.